Reporting Entity - Total Issued Shares Held by Shareholders (Detail)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares	80,745,711
Percentage of total shares issued (%)	100.00%
SK Holdings Co., Ltd. [member]
Disclosure of classes of share capital [line items]
Number of shares	21,624,120
Percentage of total shares issued (%)	26.78%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	8,982,136
Percentage of total shares issued (%)	11.12%
Institutional investors and other minority shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	41,263,572
Percentage of total shares issued (%)	51.11%
Kakao Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	1,266,620
Percentage of total shares issued (%)	1.57%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	7,609,263
Percentage of total shares issued (%)	9.42%